Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	2020	2019
Cash at bank and on hand	178,079	124,701
Short-term bank deposits	158,203	165,575
	336,282	290,276